Vessels and Equipment - Summary of Drydocking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Balance at the beginning of the year	$ 5,267	$ 5,874
Costs incurred for drydocking	2,595	362
Costs allocated to drydocking as part of acquisition of business	1,663	1,263
Drydock depreciation	(2,563)	(2,232)
Balance at the end of the year	$ 6,962	$ 5,267